Equity Incentive Plans - Stock Option Activity (Details) - Common stock options - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Options
Options outstanding at beginning of year (in shares)	259,145	212,946
Options granted (in shares)	187,454	64,528
Options exercised (in shares)		(3,159)
Options cancelled/forfeited (in shares)	(48,781)	(15,170)
Options outstanding at end of year (in shares)	397,818	259,145	212,946
Options exercisable at end of year (in shares)	182,667
Vested and expected to vest at end of year (in shares)	397,818
Weighted Average Exercise Price
Options outstanding at beginning of year (in dollars per share)	$ 113.33	$ 125.29
Options granted (in dollars per share)	3.97	105.00
Options exercised (in dollars per share)		23.80
Options cancelled/forfeited (in dollars per share)	97.44	264.46
Options outstanding at end of year (in dollars per share)	63.75	$ 113.33	$ 125.29
Options exercisable at end of year (in dollars per share)	$ 113.54
Weighted Average Remaining Contractual Life (Years)
Options outstanding	7 years 8 months 12 days	6 years 1 month 6 days	6 years 3 months 18 days
Options exercisable	5 years 8 months 12 days
Aggregate Intrinsic Value
Options outstanding at the end of the year (in dollars)	$ 6
Vested and expected to vest at end of year	$ 6
Estimated stock price (in dollars per share)	$ 0.23